Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2018 JPY (¥)
Gain (Loss) on Securities [Line Items]
Net gains and losses recognized during the period on equity securities	¥ 306,788
Less: Net gains and losses recognized during the period on equity securities sold during the period	116,308
Unrealized gains and losses recognized during the reporting period on equity securities still held at the reporting period	¥ 190,480